                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5262
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                              MFS SERIES TRUST VIII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) STRATEGIC INCOME FUND                                            4/30/06

SEMIANNUAL REPORT
--------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             18
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    26
---------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                               36
---------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                      36
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   36
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION
OF SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                      92.0%
              Cash & Other Net Assets                     7.1%
              Convertible Preferred Stocks                0.5%
              Convertible Bonds                           0.4%

              MARKET SECTORS (i)

              High Yield Corporates                      34.9%
              ------------------------------------------------
              Non U.S. Government Bonds                  15.7%
              ------------------------------------------------
              High Grade Corporates                      13.4%
              ------------------------------------------------
              Emerging Markets Debt                      10.7%
              ------------------------------------------------
              Cash & Other Net Assets                     7.1%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  7.0%
              ------------------------------------------------
              Mortgage-Backed Securities                  5.6%
              ------------------------------------------------
              U.S. Government Agencies                    3.9%
              ------------------------------------------------
              U.S. Convertibles                           0.9%
              ------------------------------------------------
              Asset-Backed Securities                     0.7%
              ------------------------------------------------
              U.S. Treasuries                             0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        30.4%
              ------------------------------------------------
              AA                                          1.5%
              ------------------------------------------------
              A                                           5.9%
              ------------------------------------------------
              BBB                                        18.9%
              ------------------------------------------------
              BB                                         18.8%
              ------------------------------------------------
              B                                          18.2%
              ------------------------------------------------
              CCC                                         6.1%
              ------------------------------------------------
              Not Rated                                   0.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.1
              ------------------------------------------------
              Average Life (m)                        7.2 yrs.
              ------------------------------------------------
              Average Maturity (m)                   10.8 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                              BBB+
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              67.5%
              ------------------------------------------------
              Germany                                     3.5%
              ------------------------------------------------
              United Kingdom                              3.1%
              ------------------------------------------------
              Russia                                      3.0%
              ------------------------------------------------
              Netherlands                                 2.3%
              ------------------------------------------------
              France                                      2.3%
              ------------------------------------------------
              Ireland                                     2.2%
              ------------------------------------------------
              Finland                                     1.8%
              ------------------------------------------------
              Spain                                       1.8%
              ------------------------------------------------
              Other Countries                            12.5%
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/06.

Percentages are based on net assets as of 4/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                    Expenses
                                                                   Paid During
                        Annualized     Beginning       Ending       Period (p)
Share                     Expense    Account Value  Account Value   11/01/05-
Class                      Ratio        11/01/05       4/30/06      4/30/06
--------------------------------------------------------------------------------
        Actual              0.83%       $1,000.00     $1,024.20       $4.17
  A     ------------------------------------------------------------------------
        Hypothetical(h)     0.83%       $1,000.00     $1,020.68       $4.16
--------------------------------------------------------------------------------
        Actual              1.48%       $1,000.00     $1,022.30       $7.42
  B     ------------------------------------------------------------------------
        Hypothetical(h)     1.48%       $1,000.00     $1,017.46       $7.40
--------------------------------------------------------------------------------
        Actual             1.48%        $1,000.00     $1,022.30       $7.42
  C     ------------------------------------------------------------------------
        Hypothetical(h)    1.48%        $1,000.00     $1,017.46       $7.40
--------------------------------------------------------------------------------
        Actual             0.48%        $1,000.00     $1,027.50       $2.41
  I     ------------------------------------------------------------------------
        Hypothetical(h)    0.48%        $1,000.00     $1,022.41       $2.41
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds  - 92.0%
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
ISSUER                                                               SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.4%
-------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                         $    980,000      $    982,421
EchoStar DBS Corp., 6.375%, 2011                                        870,000           849,338
Granite Broadcasting Corp., 9.75%, 2010                                 840,000           760,200
Hughes Network Systems LLC, 9.5%, 2014 (a)                              315,000           320,906
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                      945,000           982,800
Lamar Media Corp., 7.25%, 2013                                          965,000           967,413
Liberty Media Corp., 5.7%, 2013                                         890,000           828,198
Panamsat Holding Corp., 0% to 2009, 10.375 to 2014                      830,000           599,675
Paxson Communications Corp., FRN, 11.3183%, 2013 (a)                    775,000           782,750
Viacom, Inc., 7.7%, 2010                                                530,000           567,111
                                                                                     ------------
                                                                                     $  7,640,812
-------------------------------------------------------------------------------------------------
Aerospace - 0.4%
-------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                               $    685,000      $    702,981
Transdigm, Inc., 8.375%, 2011                                           700,000           735,000
                                                                                     ------------
                                                                                     $  1,437,981
-------------------------------------------------------------------------------------------------
Airlines - 0.2%
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                           $    761,775      $    718,731
-------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.2%
-------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                   $    435,000      $    491,550
-------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 7.6%
-------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037 (a)                                  $  1,200,000      $  1,035,375
ARCap REIT, Inc., "H", 6.1%, 2045 (a)                                   900,000           778,534
Asset Securitization Corp., FRN, 8.0087%, 2029                        1,485,000         1,543,655
Asset Securitization Corp., FRN, 8.4986%, 2029 (a)                      790,000           750,739
Bayview Financial Revolving Mortgage Loan Trust, FRN,
5.8%, 2040 (a)                                                          674,286           675,385
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                3,640,000         3,738,536
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                148,000           145,996
Crest Ltd., 7%, 2040 (a)                                                400,000           359,800
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                 1,050,000         1,139,107
DLJ Commercial Mortgage Corp., 6.04%, 2031                              550,000           555,186
DLJ Commercial Mortgage Corp., FRN, 7.621%, 2032                        385,000           410,927
Falcon Franchise Loan LLC, 6.5%, 2014 (a)                               700,000           592,813
Falcon Franchise Loan LLC, FRN, 3.0551%, 2023 (a)(i)                  5,980,667           673,423
Falcon Franchise Loan LLC, FRN, 3.9256%, 2025 (a)(i)                  4,274,172           702,246
First Union-Lehman Brothers Bank of America, FRN,
0.4943%, 2035 (i)                                                    46,264,725           837,762
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029 (a)                                                            600,000           658,175
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                1,758,000         1,757,555
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.3644%, 2043                                                         1,789,097         1,738,903
Morgan Stanley Capital I, Inc., 7.18%, 2009                             430,000           438,171
Morgan Stanley Capital I, Inc., FRN, 1.4629%, 2039 (a)(i)            10,951,115           753,743
Preferred Term Securities IV Ltd. FRN, 7.18%, 2031 (a)                1,290,000         1,305,480
Prudential Securities Secured Financing Corp., FRN,
7.3762%, 2013 (a)                                                       875,000           914,749
Salomon Brothers Mortgage Securities, Inc., FRN, 7.0824%, 2032(a)     1,800,000         1,941,760
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3163%, 2044           1,309,000         1,268,988
                                                                                     ------------
                                                                                     $ 24,717,008
-------------------------------------------------------------------------------------------------
Automotive - 2.5%
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.625%, 2008                                $    305,000      $    286,561
Ford Motor Credit Co., 5.625%, 2008                                     135,000           122,883
Ford Motor Credit Co., 5.8%, 2009                                     2,633,000         2,383,260
General Motors Acceptance Corp., 6.125%, 2008                           366,000           352,491
General Motors Acceptance Corp., 5.85%, 2009                          1,179,000         1,108,523
General Motors Acceptance Corp., 6.75%, 2014                          1,534,000         1,398,126
General Motors Acceptance Corp., 8%, 2031                               466,000           441,867
General Motors Corp., 8.375%, 2033                                      220,000           164,725
Goodyear Tire & Rubber Co., 9%, 2015                                    880,000           906,400
Johnson Controls, Inc., 5.25%, 2011                                     290,000           284,544
Lear Corp., 8.11%, 2009                                                 625,000           610,938
Lear Corp., 5.75%, 2014                                                 155,000           130,200
                                                                                     ------------
                                                                                     $  8,190,518
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.4%
-------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (a)                                    $    659,000      $    676,464
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)                       700,000           703,500
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)         841,000           836,795
BNP Paribas, 5.186% to 2015, FRN to 2049, (a)                           962,000           888,906
Bosphorus Financial Services Ltd., FRN, 6.5488%, 2012 (a)               800,000           805,927
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049(a)         773,000           722,990
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                    955,000           930,053
DFS Funding Corp., FRN, 6.91%, 2010 (a)                               1,082,000         1,103,640
Kazkommerts International B.V., 10.125%, 2007 (a)                        85,000            88,188
Kazkommerts International B.V., 10.125%, 2007                           999,000         1,036,463
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(a)        660,000           639,499
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                        246,000           234,944
Royal Bank of Scotland Group PLC, 9.118%, 2049                          857,000           955,346
Russian Standard Finance S.A., 7.5%, 2010 (a)                           168,000           161,700
Russian Standard Finance S.A., 8.625%, 2011 (a)                         526,000           526,000
Turanalem Finance B.V., 7.75%, 2013 (a)                                 365,000           360,438
UFJ Finance Aruba AEC, 6.75%, 2013                                      648,000           680,577
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(a)    1,187,000         1,338,315
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                 1,510,000         1,480,369
                                                                                     ------------
                                                                                     $ 14,170,114
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.0%
-------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                      $  1,147,000      $  1,020,830
Charter Communications, Inc., 8.375%, 2014 (a)                          905,000           909,525
CSC Holdings, Inc., 8.125%, 2009                                      1,634,000         1,695,275
Mediacom LLC, 9.5%, 2013                                                430,000           439,675
Rogers Cable, Inc., 5.5%, 2014                                          659,000           607,104
TCI Communications, Inc., 9.8%, 2012                                    841,000           985,260
Time Warner Entertainment Co. LP, 8.375%, 2033                          642,000           734,327
                                                                                     ------------
                                                                                     $  6,391,996
-------------------------------------------------------------------------------------------------
Building - 0.7%
-------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                         $    735,000      $    754,043
Goodman Global Holdings, Inc., 7.875%, 2012                             335,000           335,000
Nortek Holdings, Inc., 8.5%, 2014                                       665,000           681,625
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                       795,000           605,194
                                                                                     ------------
                                                                                     $  2,375,862
-------------------------------------------------------------------------------------------------
Business Services - 1.1%
-------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                  $    650,000      $    676,813
Iron Mountain, Inc., 7.75%, 2015                                      1,055,000         1,070,825
SunGard Data Systems, Inc., 10.25%, 2015 (a)                            605,000           650,375
Xerox Corp., 7.625%, 2013                                             1,185,000         1,223,513
                                                                                     ------------
                                                                                     $  3,621,526
-------------------------------------------------------------------------------------------------
Chemicals - 2.6%
-------------------------------------------------------------------------------------------------
Basell AF SCA, 8.375%, 2015 (a)                                    $    410,000      $    406,413
BCP Crystal Holdings Corp., 9.625%, 2014                                571,000           628,100
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014               785,000           620,150
Equistar Chemicals, 10.625%, 2011                                       835,000           910,150
Hexion U.S. Financial Corp., 9%, 2014                                   565,000           583,363
Huntsman International LLC, 10.125%, 2009                               438,000           445,665
Huntsman International LLC, 7.375%, 2015 (a)                            450,000           451,125
Kronos International, Inc., 8.875%, 2009                              EUR70,000            92,260
Lyondell Chemical Co., 11.125%, 2012                                 $1,340,000         1,480,700
Nalco Co., 7.75%, 2011                                                  595,000           597,975
Nalco Co., 8.875%, 2013                                                 435,000           449,138
Nalco Finance Holdings, Inc, 0% to 2009, 9% to 2014                     605,000           462,825
Yara International A.S.A., 5.25%, 2014 (a)                            1,300,000         1,218,498
                                                                                     ------------
                                                                                     $  8,346,362
-------------------------------------------------------------------------------------------------
Construction - 0.3%
-------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 5.25%, 2014                                     $  1,178,000      $  1,094,461
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.4%
-------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                 $    345,000      $    336,751
Jarden Corp., 9.75%, 2012                                               265,000           275,600
Revlon Consumer Products Corp., 9.5%, 2011                              590,000           578,200
                                                                                     ------------
                                                                                     $  1,190,551
-------------------------------------------------------------------------------------------------
Containers - 0.9%
-------------------------------------------------------------------------------------------------
Crown Americas, 7.75%, 2015 (a)                                    $    610,000      $    626,775
Graham Packaging Co. LP, 9.875%, 2014                                   385,000           395,588
Owens-Brockway Glass Container, Inc., 8.875%, 2009                      390,000           405,600
Owens-Brockway Glass Container, Inc., 8.25%, 2013                     1,460,000         1,500,150
                                                                                     ------------
                                                                                     $  2,928,113
-------------------------------------------------------------------------------------------------
Defense Electronics - 0.8%
-------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015 (a)                         $  1,297,000      $  1,208,962
L-3 Communications Holdings, Inc, 6.125%, 2014                        1,575,000         1,512,000
                                                                                     ------------
                                                                                     $  2,720,962
-------------------------------------------------------------------------------------------------
Electronics - 0.3%
-------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                         $    575,000          $566,375
Sensata Technologies B.V., 8%, 2014 (a)                                 255,000           256,275
                                                                                     ------------
                                                                                     $    822,650
-------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 2.1%
-------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (a)                              $    153,000      $    149,558
Gazprom OAO, 9.625%, 2013                                             1,370,000         1,620,025
Gazprom OAO, 8.625%, 2034 (a)                                           950,000         1,149,500
Pemex Project Funding Master Trust, 8.625%, 2022                      1,366,000         1,581,828
Petroleum Export Peloil, 5.265%, 2011 (a)                               292,947           286,013
Petronas Capital Ltd., 7.875%, 2022 (a)                               1,020,000         1,184,692
Petronas Capital Ltd., 7.875%, 2022                                     791,000           918,717
                                                                                     ------------
                                                                                     $  6,890,333
-------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 4.7%
-------------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014                             $    500,000      $    622,500
Federative Republic of Brazil, 8%, 2018                                 222,000           240,981
Federative Republic of Brazil, 8.875%, 2019                             393,000           452,933
Republic of Argentina, FRN, 4.889%, 2012                              1,281,750         1,403,207
Republic of Bulgaria, 8.25%, 2015                                       846,000           974,846
Republic of Colombia, FRN, 6.55%, 2015                                  941,000           989,494
Republic of Indonesia, 6.875%, 2017 (a)                                 173,000           171,270
Republic of Korea, 5.625%, 2025                                         795,000           755,314
Republic of Panama, 9.375%, 2029                                      1,136,000         1,418,296
Republic of South Africa, 9.125%, 2009                                  308,000           337,927
Russian Federation, 3%, 2008                                          4,477,000         4,242,405
Russian Federation, 11%, 2018                                           808,000         1,143,724
United Mexican States, 6.375%, 2013                                     538,000           546,877
United Mexican States, 6.625%, 2015                                      69,000            71,450
United Mexican States, 8.125%, 2019                                   1,603,000         1,851,465
                                                                                     ------------
                                                                                     $ 15,222,689
-------------------------------------------------------------------------------------------------
Energy  - Independent - 1.5%
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                  $    120,000      $    120,300
Chesapeake Energy Corp., 6.375%, 2015                                 1,755,000         1,680,413
Chesapeake Energy Corp., 6.875%, 2016                                   155,000           152,675
Newfield Exploration Co., 6.625%, 2014                                  665,000           655,025
Pioneer Natural Resource Co., 6.5%, 2008                                647,000           658,367
Plains Exploration & Production Co., 7.125%, 2014                       665,000           673,313
Quicksilver Resources, Inc., 7.125%, 2016                               530,000           522,050
Whiting Petroleum Corp., 7%, 2014                                       360,000           356,400
                                                                                     ------------
                                                                                     $  4,818,543
-------------------------------------------------------------------------------------------------
  tertainment - 0.9%
-------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                $    864,000      $    857,520
AMC Entertainment, Inc., 11%, 2016 (a)                                  345,000           374,325
Six Flags, Inc., 9.75%, 2013                                            913,000           928,978
Turner Broadcasting System, Inc., 8.375%, 2013                          653,000           724,137
                                                                                     ------------
                                                                                     $  2,884,960
-------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.3%
-------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                      $    880,000      $    882,200
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.2%
-------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                             $  1,145,000      $  1,147,863
Graphic Packaging International Corp., 8.5%, 2011                     1,035,000         1,035,000
Graphic Packaging International Corp., 9.5%, 2013                     1,250,000         1,212,500
Jefferson Smurfit Corp., 8.25%, 2012                                    610,000           591,700
JSG Funding PLC, 7.75%, 2015                                    EUR     530,000           651,751
MDP Acquisitions PLC, 9.625%, 2012                                 $    775,000           817,625
Millar Western Forest Products Ltd., 7.75%, 2013                        170,000           135,150
Stone Container Corp., 7.375%, 2014                                     890,000           818,800
Stora Enso Oyj, 6.404%, 2016 (a)                                        690,000           684,225
                                                                                     ------------
                                                                                     $  7,094,614
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.1%
-------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                     $    720,000      $    712,800
Host Marriott LP, 7.125%, 2013                                          900,000           913,500
Host Marriott LP, 6.375%, 2015                                          510,000           493,425
Majestic Star Casino LLC, 9.75%, 2011 (a)                               335,000           343,375
MGM Mirage, Inc., 8.375%, 2011                                        1,740,000         1,831,350
MGM Mirage, Inc., 6.75%, 2013 (a)                                       365,000           359,525
MGM Mirage, Inc., 6.875%, 2016 (a)                                      355,000           346,125
Pinnacle Entertainment, Inc., 8.75%, 2013                               895,000           962,125
Royal Caribbean Cruises Ltd., 8%, 2010                                  935,000           998,606
Scientific Games Corp., 6.25%, 2012                                     750,000           723,750
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012               1,000,000         1,075,000
Station Casinos, Inc., 6.5%, 2014                                       505,000           491,113
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                  715,000           704,275
                                                                                     ------------
                                                                                     $  9,954,969
-------------------------------------------------------------------------------------------------
Industrial - 1.0%
-------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (a)                          $  1,280,000      $  1,395,200
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                     1,000,000         1,021,250
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013              490,000           423,850
Milacron Escrow Corp., 11.5%, 2011                                      430,000           409,575
                                                                                     ------------
                                                                                     $  3,249,875
-------------------------------------------------------------------------------------------------
Insurance - 1.4%
-------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                    $  1,724,000      $  1,578,319
ING Groep N.V., 5.775% to 2015, FRN to 2049                           2,160,000         2,068,764
UnumProvident Corp., 7.625%, 2011                                       350,000           367,048
UnumProvident Corp., 6.85%, 2015 (a)                                    517,000           514,521
                                                                                     ------------
                                                                                     $  4,528,652
-------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.6%
-------------------------------------------------------------------------------------------------
Allianz AG, 5.5% to 2014, FRN to 2049                           EUR     947,000      $  1,243,033
AXIS Capital Holdings Ltd., 5.75%, 2014                            $    775,000           741,160
                                                                                     ------------
                                                                                     $  1,984,193
-------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 1.8%
-------------------------------------------------------------------------------------------------
KfW Bankengruppe, FRN, 2.563%, 2007                             EUR   1,421,000      $   1,790,70
Landesbank Baden-Wurttemberg, FRN, 2.764%, 2007                 EUR     468,000           590,158
Landesbank Baden-Wurttemberg, FRN, 2.594%, 2007                 EUR     433,000           545,801
Landesbank Baden-Wurttemberg, FRN, 2.704%, 2007                 EUR     820,000         1,034,244
Network Rail MTN Finance PLC, FRN, 2.628%, 2007                 EUR   1,398,000         1,763,161
                                                                                     ------------
                                                                                     $  5,724,067
-------------------------------------------------------------------------------------------------
International Market Sovereign - 13.6%
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                         EUR   1,741,000      $  2,196,579
Federal Republic of Germany, 3.75%, 2015                        EUR   1,616,000         2,008,770
Federal Republic of Germany, 6.25%, 2030                        EUR     321,000           527,249
Government of New Zealand, 6.5%, 2013                           NZD   3,997,000         2,646,277
Government of New Zealand, 6%, 2017                             NZD     817,000           528,239
Kingdom of Netherlands, 5.75%, 2007                             EUR   1,873,000         2,410,286
Kingdom of Netherlands, 3.75%, 2009                             EUR   2,215,000         2,808,867
Kingdom of Spain, 6%, 2008                                      EUR   2,070,328         2,723,350
Kingdom of Spain, 5.35%, 2011                                   EUR   1,288,000         1,746,002
Republic of Austria, 5.5%, 2007                                 EUR   2,182,000         2,835,554
Republic of Finland, 5.375%, 2013                               EUR   3,547,000         4,884,422
Republic of France, 4.75%, 2007                                 EUR   3,942,000         5,060,979
Republic of France, 4.75%, 2012                                 EUR     504,000           669,287
Republic of France, 6%, 2025                                    EUR     337,000           527,284
Republic of Ireland, 4.25%, 2007                                EUR   3,907,000         4,993,372
Republic of Ireland, 4.6%, 2016                                 EUR     451,000           596,928
United Kingdom Treasury, 5.75%, 2009                            GBP   1,301,000         2,453,389
United Kingdom Treasury, 8%, 2015                               GBP   2,036,000         4,672,671
United Kingdom Treasury, 4.25%, 2036                            GBP      58,000           105,102
                                                                                     ------------
                                                                                     $ 44,394,607
-------------------------------------------------------------------------------------------------
Machinery & Tools - 1.2%
-------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                            $    140,000      $    136,500
Case New Holland, Inc., 9.25%, 2011                                     955,000         1,014,688
Case New Holland, Inc., 7.125%, 2014 (a)                                595,000           584,588
Manitowoc Co., Inc., 10.5%, 2012                                        562,000           612,580
Terex Corp., 10.375%, 2011                                              565,000           594,663
Terex Corp., 9.25%, 2011                                                420,000           447,300
Terex Corp., 7.375%, 2014                                               415,000           420,188
                                                                                     ------------
                                                                                     $  3,810,507
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.9%
-------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                             $    677,000      $    726,461
Cardinal Health, Inc., 5.85%, 2017                                    1,211,000         1,176,174
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                      1,020,000           721,650
DaVita, Inc., 6.625%, 2013                                              270,000           266,625
HCA, Inc., 6.375%, 2015                                               1,515,000         1,458,733
Omnicare, Inc., 6.875%, 2015                                            565,000           558,644
Owens & Minor, Inc., 6.35%, 2016                                        710,000           703,760
Triad Hospitals, Inc., 7%, 2013                                         600,000           585,750
                                                                                     ------------
                                                                                     $  6,197,797
-------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%
-------------------------------------------------------------------------------------------------
Codelco, Inc., 5.625%, 2035 (a)                                    $    922,000      $    832,207
Foundation PA Coal Co., 7.25%, 2014                                     115,000           115,288
Massey Energy Co., 6.875%, 2013 (a)                                     515,000           495,688
Peabody Energy Corp., "B", 6.875%, 2013                                 860,000           866,450
U.S. Steel Corp., 9.75%, 2010                                           627,000           677,160
                                                                                     ------------
                                                                                     $  2,986,793
-------------------------------------------------------------------------------------------------
Mortgage Backed - 5.6%
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2035                                      $ 13,507,641      $ 13,240,904
Fannie Mae, 6.5%, 2031                                                  413,076           421,649
Fannie Mae, 6%, 2034                                                  4,652,079         4,639,118
                                                                                     ------------
                                                                                     $ 18,301,671
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.1%
-------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                 $    375,000      $    371,250
-------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.8%
-------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                     $    300,000      $    318,450
Atlas Pipeline Partners LP, 8.125%, 2015 (a)                            365,000           376,863
CenterPoint Energy Resources Corp., 7.875%, 2013                      1,826,000         2,015,172
El Paso Energy Corp., 7%, 2011                                          570,000           568,575
El Paso Energy Corp., 7.75%, 2013                                     1,090,000         1,124,063
Kinder Morgan Finance, 5.35%, 2011                                    1,516,000         1,489,387
Southern Natural Gas Co., Inc., 8.875%, 2010                          1,250,000         1,326,875
Williams Cos., Inc., 7.125%, 2011                                     1,940,000         1,993,350
                                                                                     ------------
                                                                                     $  9,212,735
-------------------------------------------------------------------------------------------------
Network & Telecom - 2.0%
-------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                $    590,000      $    603,275
Citizens Communications Co., 9.25%, 2011                              1,398,000         1,536,053
Citizens Communications Co., 9%, 2031                                   630,000           675,675
Deutsche Telekom International Finance B.V., 8%, 2010                   543,000           590,232
Hawaiian Telecom Communications, Inc., 9.75%, 2013 (a)                  180,000           186,300
Hawaiian Telecom Communications, Inc., 12.5%, 2015 (a)                   55,000            58,025
Nordic Telephone Co. Holdings, 8.25%, 2016 (a)                  EUR     150,000           188,951
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                        $165,000           171,600
Nordic Telephone Co. Holdings, FRN, 8.352%, 2016 (a)            EUR     130,000           163,758
Qwest Corp., 8.875%, 2012                                              $430,000           470,850
Telecom Italia Capital, 4.875%, 2010                                    248,000           238,407
Telefonica Europe B.V., 7.75%, 2010                                   1,090,000         1,170,328
Time Warner Telecom Holdings, Inc., 9.25%, 2014                         540,000           575,100
                                                                                     ------------
                                                                                     $  6,628,554
-------------------------------------------------------------------------------------------------
Oil Services - 0.1%
-------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (a)                      $    235,000      $    232,063
-------------------------------------------------------------------------------------------------
Oils - 0.4%
-------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                           $  1,290,000      $  1,355,487
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
-------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 5.55%, 2016                       $    359,000      $    342,867
-------------------------------------------------------------------------------------------------
Printing & Publishing - 1.7%
-------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                      $    720,000      $    637,200
Cenveo, Inc., 9.625%, 2012                                              878,000           937,265
Dex Media East LLC, 9.875%, 2009                                      1,100,000         1,171,500
Dex Media West LLC, 9.875%, 2013                                        986,000         1,085,833
MediaNews Group, Inc., 6.875%, 2013                                   1,180,000         1,079,700
R.H. Donnelley Corp., 8.875%, 2016 (a)                                  575,000           591,531
                                                                                     ------------
                                                                                     $  5,503,029
-------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
-------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                     $    520,000      $    559,000
-------------------------------------------------------------------------------------------------
Real Estate - 1.0%
-------------------------------------------------------------------------------------------------
EOP Operating LP, 4.65%, 2010                                      $  1,090,000      $  1,044,934
ProLogis, 5.75%, 2016                                                 2,212,000         2,153,853
                                                                                     ------------
                                                                                     $  3,198,787
-------------------------------------------------------------------------------------------------
Restaurants - 0.1%
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 6.25%, 2016                                     $    420,000      $    419,978
-------------------------------------------------------------------------------------------------
Retailers - 1.2%
-------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                      $    815,000      $    829,263
GSC Holdings Corp., 8%, 2012 (a)                                        550,000           550,688
Jean Coutu Group (PJC), Inc., 7.625%, 2012                              295,000           289,838
Jean Coutu Group (PJC), Inc., 8.5%, 2014                                325,000           304,688
Limited Brands, Inc., 5.25%, 2014                                     1,126,000         1,033,843
Rite Aid Corp., 8.125%, 2010                                            390,000           398,775
Steinway Musical Instruments, Inc., 7%, 2014 (a)                        500,000           496,250
                                                                                     ------------
                                                                                     $  3,903,345
-------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
-------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                         $    470,000      $    455,179
Safeway, Inc., 6.5%, 2011                                               650,000           666,789
                                                                                     ------------
                                                                                     $  1,121,968
-------------------------------------------------------------------------------------------------
Supranational - 0.4%
-------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (a)                            $  1,269,000      $  1,196,031
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.5%
-------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                  $    744,000      $    823,050
Centennial Communications Corp., 10%, 2013                              110,000           114,400
Centennial Communications Corp., 10.125%, 2013                          430,000           470,313
Excelcomindo Finance Co., 7.125%, 2013 (a)                              100,000            99,250
Nextel Communications, Inc., 5.95%, 2014                              1,545,000         1,519,313
Rogers Wireless, Inc., 7.5%, 2015                                       955,000         1,005,138
Rural Cellular Corp., 9.875%, 2010                                      650,000           690,625
                                                                                     ------------
                                                                                     $  4,722,089
-------------------------------------------------------------------------------------------------
Tobacco - 0.3%
-------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                  $  1,069,000      $  1,090,380
-------------------------------------------------------------------------------------------------
Transportation - Services - 0.4%
-------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                      $    540,000      $    573,750
Stena AB, 7%, 2016                                                      465,000           439,425
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                 335,000           332,488
                                                                                     ------------
                                                                                     $  1,345,663
-------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.8%
-------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                $910,000          $905,663
Fannie Mae, 4.25%, 2007                                               3,750,000         3,701,295
Small Business Administration, 4.34%, 2024                            2,720,215         2,505,964
Small Business Administration, 4.77%, 2024                              916,935           869,771
Small Business Administration, 5.18%, 2024                            2,272,239         2,215,045
Small Business Administration, 4.86%, 2025                              687,263           653,782
Small Business Administration, 4.625%, 2025                             945,253           883,852
Small Business Administration, 5.11%, 2025                              783,717           755,860
                                                                                     ------------
                                                                                      $12,491,232
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 1.6%
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008 (f)                               $  1,000,000      $    965,117
U.S. Treasury Notes, 4.125%, 2015                                       504,000           470,374
U.S. Treasury Notes, 4.25%, 2015                                      1,100,000         1,034,300
U.S. Treasury Notes, 4.5%, 2015                                         380,000           363,672
U.S. Treasury Notes, TIPS, 0.875%, 2010                                 730,902           695,100
U.S. Treasury Notes, TIPS, 3%, 2012                                     870,653           907,486
U.S. Treasury Notes, TIPS, 1.625%, 2015                                 944,683           890,401
                                                                                     ------------
                                                                                     $  5,326,450
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.4%
-------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015 (a)                                            $    835,000      $    910,150
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)                        535,000           581,813
Beaver Valley Funding Corp., 9%, 2017                                 1,705,000         1,904,417
Duke Capital Corp., 8%, 2019                                            679,000           781,001
Dynegy Holdings, Inc., 8.375%, 2016 (a)                                 250,000           249,375
Empresa Nacional de Electricidad S.A., 8.35%, 2013                      103,000           112,618
Enersis S.A., 7.375%, 2014                                            1,489,000         1,537,741
FirstEnergy Corp., 6.45%, 2011                                          857,000           883,758
HQI Transelec Chile S.A., 7.875%, 2011                                1,200,000         1,280,191
Midland Funding II, 13.25%, 2006                                      1,107,475         1,121,882
Mirant North America LLC, 7.375%, 2013 (a)                              580,000           582,175
MSW Energy Holdings LLC, 7.375%, 2010                                   785,000           806,588
NRG Energy, Inc., 7.375%, 2016                                        1,525,000         1,538,344
Progress Energy, Inc., 5.625%, 2016                                     357,000           344,963
TXU Corp., 5.55%, 2014                                                1,245,000         1,156,944
Waterford 3 Funding Corp., 8.09%, 2017                                  544,998           554,525
                                                                                     ------------
                                                                                     $ 14,346,485
-------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $298,514,955)                        $299,153,060
-------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 0.5%
-------------------------------------------------------------------------------------------------
Automotive - 0.3%
-------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%                                    13,755      $    383,765
General Motors Corp., "B", 5.25%                                         33,400           554,774
                                                                                     ------------
                                                                                     $    938,539
-------------------------------------------------------------------------------------------------
Real Estate - 0.2%
-------------------------------------------------------------------------------------------------
Mills Corp., 6.75% (a)                                                      500      $    442,500
Mills Corp., "F", 6.75%                                                     200           177,000
                                                                                     ------------
                                                                                     $    619,500
-------------------------------------------------------------------------------------------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST, $1,810,099)                   $1,558,039
-------------------------------------------------------------------------------------------------
Preferred Stocks - 0.0%
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.0%
-------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14% (n)                                        809      $          0
-------------------------------------------------------------------------------------------------
Real Estate - 0.0%
-------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                   2,725      $     69,678
-------------------------------------------------------------------------------------------------
    TOTAL PREFERRED STOCKS (IDENTIFIED COST, $74,529)                                     $69,678
-------------------------------------------------------------------------------------------------
Convertible Bonds  - 0.4%
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
-------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25%, 2010
(Identified Cost, $1,256,432)                                      $  1,300,000      $  1,282,125
-------------------------------------------------------------------------------------------------
Repurchase Agreement - 5.2%
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 4.77%, dated 4/28/06, due 5/01/06,
total to be received $16,982,748 (secured by various
U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                   $ 16,976,000      $ 16,976,000
-------------------------------------------------------------------------------------------------
Rights - 0.0%
-------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.0%
-------------------------------------------------------------------------------------------------
Banco Central del Uruguay, Value Recovery Rights, Expiring
January 2021 (Identified Cost, $0)                                    1,250,000                $0
-------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (IDENTIFIED COST, $318,632,015) (k)                            $319,038,902
-------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities  - 1.9%                                                  6,337,707
-------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                              $325,376,609
-------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,583,017, representing 13.4% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $287,305,122 and 90.05% of market value, of which 90.05% of market value was provided by an independent pricing service using an evaluated bid.
(n) Non-income producing security.

DERIVATIVES

CREDIT DEFAULT SWAPS

                                                                                               UNREALIZED
                      NOTIONAL PRINCIPAL                                                      APPRECIATION
EXPIRATION            AMOUNT OF CONTRACT                     DESCRIPTION                     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------

12/20/12                  $1,290,000       Agreement between the fund and Merrill Lynch         $(3,321)
                                           Capital Services to exchange the credit risk of
                                           Bear Stearns Co., Inc. As a buyer of protection,
                                           the fund agrees to pay Merrill Lynch quarterly
                                           at a fixed annual rate of 0.30% of the notional
                                           amount of $1,290,000 until maturity on
                                           December 20, 2012. If Bear Stearns Co., Inc.
                                           experiences one of the following credit events:
                                           bankruptcy, failure to pay, or a restructuring,
                                           the fund would then purchase $1,290,000 par of
                                           Bear Stearns Co., Inc. bonds at the post credit
                                           event market price, and then deliver those bonds
                                           to Merrill Lynch, who in turn would deliver
                                           $1,290,000 in cash to the fund.

FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2006:

                                                                                                   UNREALIZED
                                                                                 EXPIRATION       APPRECIATION
DESCRIPTION                                     CONTRACTS          VALUE            DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Long)                      4           $  416,625         Jun-06           $(4,826)
U.S. Treasury Note 10 yr (Short)                   51            5,384,484         Jun-06            80,251
                                                                                                    -------
                                                                                                    $75,425
                                                                                                    =======

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                             NET UNREALIZED
      CONTRACTS TO                                                          CONTRACTS          APPRECIATION
    DELIVER/RECEIVE            SETTLEMENT DATE     IN EXCHANGE FOR           AT VALUE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------

SALES

    CAD      18,371                    5/15/06         $    15,919        $    16,423          $      (504)

    DKK     167,499                    5/10/06              27,261             28,339               (1,078)

    EUR  22,652,471          5/17/06 - 6/13/06          27,609,159         28,654,788           (1,045,629)

    GBP   4,511,219                    6/05/06           7,891,476          8,222,095             (330,619)

    NOK  11,498,924                    5/10/06           1,762,655          1,864,922             (102,267)

    NZD   6,873,326                    6/06/06           4,171,733          4,370,538             (198,805)
                                                       -----------        -----------          -----------
                                                       $41,478,203        $43,157,105          $(1,678,902)
                                                       ===========        ===========          ===========

PURCHASES
    DKK     167,499                    5/10/06         $    26,886        $    28,339          $     1,453
    EUR   3,767,115          5/10/06 - 5/17/06           4,563,901          4,757,293              193,392
    GBP     418,912                    6/05/06             748,965            763,504               14,539
    NOK  11,498,924                    5/10/06           1,716,795          1,864,922              148,127
    NZD   1,739,822                    6/06/06           1,091,216          1,106,300               15,084
                                                       -----------        -----------          -----------
                                                       $ 8,147,763        $ 8,520,358          $   372,595
                                                       ===========        ===========          ===========

At April 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $317,744 with Merrill Lynch International.

At April 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN    Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT   Real Estate Investment Trust
TIPS   Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD    Canadian Dollar                  GBP    British Pound
DKK    Danish Krone                     NOK    Norwegian Krone
EUR    Euro                             NZD    New Zealand Dollar

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 4/30/06

ASSETS
--------------------------------------------------------------------------------------------
Investments, at value (identified cost, $318,632,015)               $319,038,902
Cash                                                                     751,650
Receivable for forward foreign currency exchange contracts               372,595
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                     317,744
Receivable for investments sold                                        4,737,999
Receivable for fund shares sold                                          198,736
Interest and dividends receivable                                      5,395,519
Receivable from investment adviser                                       215,377
------------------------------------------------------------------------------------------------------
Total assets                                                                              $331,028,522
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $391,302
Payable for forward foreign currency exchange contracts                1,678,902
Payable for daily variation margin on open futures contracts               8,141
Payable for investments purchased                                      2,910,374
Payable for fund shares reacquired                                       394,580
Unrealized depreciation on credit default swaps                            3,321
Payable to affiliates
  Management fee                                                          10,648
  Shareholder servicing costs                                             53,170
  Distribution and service fees                                           15,322
  Administrative services fee                                                585
Payable for independent trustees' compensation                            48,907
Accrued expenses and other liabilities                                   136,661
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $5,651,913
------------------------------------------------------------------------------------------------------
Net assets                                                                                $325,376,609
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $400,977,184
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies             (465,050)
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                (74,192,078)
Accumulated distributions in excess of net investment income            (943,447)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $325,376,609
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   49,260,791
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $192,417,960
  Shares outstanding                                                  29,004,539
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $6.63
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per
  share)                                                                                         $6.96
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $89,418,994
  Shares outstanding                                                  13,624,903
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.56
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $30,147,470
  Shares outstanding                                                   4,615,108
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.53
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $13,392,185
  Shares outstanding                                                   2,016,241
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $6.64
------------------------------------------------------------------------------------------------------
On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A,
Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/06

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $10,492,244
  Dividends                                                                53,366
  Foreign taxes withheld                                                     (470)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $10,545,140
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,093,578
  Distribution and service fees                                           977,873
  Shareholder servicing costs                                             305,613
  Administrative services fee                                              22,346
  Independent trustees' compensation                                        9,758
  Custodian fee                                                            78,366
  Shareholder communications                                               32,283
  Auditing fees                                                            27,283
  Legal fees                                                                4,643
  Miscellaneous                                                            66,873
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $2,618,616
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (20,729)
  Reduction of expenses by investment adviser                            (838,520)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,759,367
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $8,785,773
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                $544,181
  Futures contracts                                                        (3,104)
  Swap transactions                                                        (1,086)
  Foreign currency transactions                                           237,037
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                         $777,028
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                           $(533,127)
  Futures contracts                                                        78,273
  Swap transactions                                                        (3,321)
  Translation of assets and liabilities in foreign currencies            (965,763)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(1,423,938)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                             $(646,910)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $8,138,863
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      4/30/06                 10/31/05
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $8,785,773              $18,973,146
Net realized gain (loss) on investments and foreign
currency transactions                                                 777,028                8,673,125
Net unrealized gain (loss) on investments and foreign
currency translation                                               (1,423,938)             (19,236,160)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $8,138,863               $8,410,111
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(5,844,485)            $(11,723,434)
  Class B                                                          (2,617,397)              (6,438,530)
  Class C                                                            (832,216)              (1,905,524)
  Class I                                                            (418,726)                (807,911)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(9,712,824)            $(20,875,399)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(20,305,229)             $(9,022,268)
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                   $1,105
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(21,879,190)            $(21,486,451)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $347,255,799             $368,742,250
At end of period (including accumulated distributions
in excess of net investment income of $943,447 and
$16,396, respectively)                                           $325,376,609             $347,255,799
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.


                                      SIX MONTHS                                  YEARS ENDED 10/31
                                           ENDED      -------------------------------------------------------------------------
CLASS A                                  4/30/06             2005             2004           2003           2002           2001
                                     (UNAUDITED)

Net asset value, beginning
of period                                  $6.67            $6.90            $6.69          $6.24          $6.46          $6.67
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                $0.18            $0.38            $0.40          $0.38          $0.41          $0.52
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 (0.02)           (0.20)            0.22           0.46          (0.20)         (0.16)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.16            $0.18            $0.62          $0.84          $0.21          $0.36
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.20)          $(0.41)          $(0.41)        $(0.39)        $(0.39)        $(0.49)
  From paid-in capital                        --               --               --             --          (0.04)         (0.08)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.20)          $(0.41)          $(0.41)        $(0.39)        $(0.43)        $(0.57)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $6.63            $6.67            $6.90          $6.69          $6.24          $6.46
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  2.42(n)          2.68             9.57          13.81           3.39           5.54
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)       1.33(a)          1.34             1.32           1.32           1.40           1.80
Expenses after expense
reductions (f)                              0.83(a)          0.83             0.87           0.93           0.94           0.96
Net investment income (x)                   5.49(a)          5.51             5.92           5.89           6.59           7.83
Portfolio turnover                            34               63               64            136            147            153
Net assets at end of period
(000 Omitted)                           $192,418         $196,672         $190,165       $190,926       $176,624       $184,482
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 10/31
                                           ENDED      -------------------------------------------------------------------------
CLASS B                                  4/30/06             2005             2004           2003           2002           2001
                                     (UNAUDITED)

Net asset value, beginning
of period                                  $6.59            $6.83            $6.62          $6.18          $6.39          $6.61
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                $0.16            $0.33            $0.35          $0.34          $0.37          $0.47
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 (0.01)           (0.21)            0.22           0.45          (0.19)         (0.17)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.15            $0.12            $0.57          $0.79          $0.18          $0.30
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.18)          $(0.36)          $(0.36)        $(0.35)        $(0.36)        $(0.45)
  From paid-in capital                        --               --               --             --          (0.03)         (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.18)          $(0.36)          $(0.36)        $(0.35)        $(0.39)        $(0.52)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $6.56            $6.59            $6.83          $6.62          $6.18          $6.39
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  2.23(n)          1.83             8.90          13.00           2.93           4.71
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)      1.98(a)          1.99             1.97           1.97           2.05           2.45
Expenses after expense
reductions (f)                              1.48(a)          1.48             1.52           1.58           1.59           1.61
Net investment income (x)                   4.84(a)          4.89             5.27           5.25           5.95           7.22
Portfolio turnover                            34               63               64            136            147            153
Net assets at end of period
(000 Omitted)                            $89,419         $105,223         $130,075       $146,903       $146,096       $163,299
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                               YEARS ENDED 10/31
                                                ENDED      --------------------------------------------------------------------
CLASS C                                       4/30/06            2005            2004          2003          2002          2001
                                          (UNAUDITED)

Net asset value, beginning of period            $6.56           $6.80           $6.59         $6.15         $6.37         $6.59
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.16           $0.33           $0.35         $0.33         $0.37         $0.47
  Net realized and unrealized gain (loss)
  on investments and foreign currency           (0.01)          (0.21)           0.22          0.45         (0.20)        (0.17)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.15           $0.12           $0.57         $0.78         $0.17         $0.30
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.18)         $(0.36)         $(0.36)       $(0.34)       $(0.36)       $(0.45)
  From paid-in capital                             --              --              --            --         (0.03)        (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
  shareholders                                 $(0.18)         $(0.36)         $(0.36)       $(0.34)       $(0.39)       $(0.52)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $6.53           $6.56           $6.80         $6.59         $6.15         $6.37
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       2.23(n)         1.81            8.91         13.04          2.78          4.73
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.98(a)         1.99            1.98          1.97          2.05          2.45
Expenses after expense reductions (f)            1.48(a)         1.48            1.53          1.58          1.59          1.61
Net investment income (x)                        4.84(a)         4.87            5.26          5.23          5.95          7.18
Portfolio turnover                                 34              63              64           136           147           153
Net assets at end of period (000 Omitted)     $30,148         $32,413         $36,537       $40,703       $35,952       $40,787
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                               YEARS ENDED 10/31
                                                ENDED      --------------------------------------------------------------------
CLASS I                                       4/30/06            2005            2004          2003          2002          2001
                                          (UNAUDITED)

Net asset value, beginning of period            $6.67           $6.91           $6.70         $6.25         $6.47         $6.68
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.19           $0.40           $0.42         $0.40         $0.44         $0.55
  Net realized and unrealized gain (loss)
  on investments and foreign currency           (0.01)          (0.20)           0.22          0.46         (0.21)        (0.17)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.18           $0.20           $0.64         $0.86         $0.23         $0.38
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.21)         $(0.44)         $(0.43)       $(0.41)       $(0.41)       $(0.51)
  From paid-in capital                             --              --              --            --         (0.04)        (0.08)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.21)         $(0.44)         $(0.43)       $(0.41)       $(0.45)       $(0.59)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $6.64           $6.67           $6.91         $6.70         $6.25         $6.47
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                          2.75(n)         2.90            9.95         14.19          3.75          5.92
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           0.98(a)         0.99            0.97          0.97          1.05          1.45
Expenses after expense reductions (f)            0.48(a)         0.48            0.52          0.58          0.59          0.61
Net investment income (x)                        5.84(a)         5.86            6.28          6.23          6.93          8.21
Portfolio turnover                                 34              63              64           136           147           153
Net assets at end of period (000 Omitted)     $13,392         $12,947         $11,965        $9,764       $10,029       $10,249
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(x) Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Strategic Income Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation- adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non- hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts, swap agreements, and futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund may enter into credit default swaps to limit or to reduce risk exposure of the fund to credit events such as bankruptcy, failure to pay, or a restructuring of corporate and sovereign issuers. The fund may also use credit default swaps to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the fund is not otherwise exposed. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer on its obligation.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                         OCTOBER 31, 2005     OCTOBER 31, 2004

Ordinary income (including any
short-term capital gains)                     $20,875,399          $21,704,738

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                           $320,512,590
          ----------------------------------------------------------
          Gross appreciation                              $5,526,856
          Gross depreciation                              (7,000,544)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(1,473,688)

          AS OF OCTOBER 31, 2005
          Undistributed ordinary income                   $2,878,121
          Capital loss carryforwards                     (70,418,377)
          Other temporary differences                     (2,872,795)
          Net unrealized appreciation (depreciation)      (3,613,563)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

          October 31, 2006                               $(9,245,930)
          October 31, 2007                               (11,626,162)
          October 31, 2008                                (3,849,634)
          October 31, 2009                               (17,590,678)
          October 31, 2010                               (28,105,973)
          ----------------------------------------------------------
                                                        $(70,418,377)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.40% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009.
For the six months ended April 30, 2006, this waiver amounted to $424,965 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.40% of the fund's average daily net assets. The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.08% annually of the fund's average daily net assets. This contractual fee arrangement will continue until March 1, 2007. For the six months ended April 30, 2006, this reduction amounted to $412,379 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $20,032 for the six months ended April 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(1)           RATE(2)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%            $338,271
Class B                             0.75%              0.25%              1.00%             1.00%             485,323
Class C                             0.75%              0.25%              1.00%             1.00%             154,279
-----------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees$977,873

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    April 30, 2006 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to May 14, 1991 are subject to a service fee of 0.15% annually.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                     $3,871
              Class B                                    $69,928
              Class C                                     $1,262

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2006, the fee was $159,283, which equated to 0.0953% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2006, these costs amounted to $137,270.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.0134% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $3,425. This amount is included in Independent trustees' compensation for the six months ended April 30, 2006. The deferred liability for retirement benefits payable to retired Trustees amounted to $268 at April 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2006, the fee paid to Tarantino LLC was $1,440. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,176, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                         PURCHASES                  SALES

U.S. government securities                                              $2,764,052          $13,459,099
-------------------------------------------------------------------------------------------------------
Investments (non-U.S. government securities)                          $105,560,155         $117,456,640
-------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             SIX MONTHS ENDED                     YEAR ENDED
                                              APRIL 30, 2006                   OCTOBER 31, 2005
                                         SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                3,553,408       $23,732,971       7,084,535        $48,473,747
  Class B                                  837,465         5,526,410       2,563,239         17,354,036
  Class C                                  373,760         2,455,510       1,175,188          7,918,678
  Class I                                  283,304         1,893,395         612,319          4,182,602
-------------------------------------------------------------------------------------------------------
                                         5,047,937       $33,608,286      11,435,281        $77,929,063

Shares issued to shareholders in reinvestment of distributions

  Class A                                  672,641        $4,487,650       1,328,861         $9,073,574
  Class B                                  260,019         1,716,798         632,755          4,277,333
  Class C                                   86,522           568,621         193,534          1,301,741
  Class I                                   61,532           411,117         117,226            801,159
-------------------------------------------------------------------------------------------------------
                                         1,080,714        $7,184,186       2,272,376        $15,453,807

Shares reacquired

  Class A                               (4,724,512)     $(31,513,780)     (6,458,423)      $(44,214,430)
  Class B                               (3,428,766)      (22,640,139)     (6,289,685)       (42,503,537)
  Class C                                 (783,346)       (5,151,259)     (1,805,105)       (12,125,937)
  Class I                                 (268,513)       (1,792,523)       (520,680)        (3,561,234)
-------------------------------------------------------------------------------------------------------
                                        (9,205,137)     $(61,097,701)    (15,073,893)     $(102,405,138)

                                             SIX MONTHS ENDED                     YEAR ENDED
                                              APRIL 30, 2006                   OCTOBER 31, 2005
                                         SHARES           AMOUNT           SHARES           AMOUNT
Net change

  Class A                                 (498,463)      $(3,293,159)      1,954,973        $13,332,891
  Class B                               (2,331,282)      (15,396,931)     (3,093,691)       (20,872,168)
  Class C                                 (323,064)       (2,127,128)       (436,383)        (2,905,518)
  Class I                                   76,323           511,989         208,865          1,422,527
-------------------------------------------------------------------------------------------------------
                                        (3,076,486)     $(20,305,229)     (1,366,236)       $(9,022,268)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2006 was $1,179, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended April 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               MFO-SEM-6/06 21M

MFS(R) GLOBAL GROWTH FUND                                               4/30/06

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             11
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    24
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    33
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            33
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   33
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

Respectfully,

/s/ Robert J. Manning

Robert J. Manning
Chief Executive Officer and Chief Investment Officer
MFS Investment Management(R)

June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     99.9%
              Cash & Other Net Assets                     0.1%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.                2.1%
              ------------------------------------------------
              LVMH Moet Hennessy
              Louis Vuilton S.A.                          1.8%
              ------------------------------------------------
              BHP Billiton Ltd.                           1.7%
              ------------------------------------------------
              Royal Philips Electronics N.V.              1.5%
              ------------------------------------------------
              TOTAL S.A.                                  1.4%
              ------------------------------------------------
              GlaxoSmithKline PLC                         1.3%
              ------------------------------------------------
              UBS AG                                      1.3%
              ------------------------------------------------
              Roche Holding AG                            1.3%
              ------------------------------------------------
              Aiful Corp.                                 1.2%
              ------------------------------------------------
              Reliance Industries Ltd.                    1.2%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         18.5%
              ------------------------------------------------
              Technology                                 14.5%
              ------------------------------------------------
              Health Care                                11.8%
              ------------------------------------------------
              Consumer Staples                            8.2%
              ------------------------------------------------
              Retailing                                   8.1%
              ------------------------------------------------
              Energy                                      7.8%
              ------------------------------------------------
              Leisure                                     7.1%
              ------------------------------------------------
              Autos & Housing                             6.3%
              ------------------------------------------------
              Basic Materials                             5.5%
              ------------------------------------------------
              Utilities & Communications                  5.2%
              ------------------------------------------------
              Special Products & Services                 3.4%
              ------------------------------------------------
              Industrial Goods & Services                 3.0%
              ------------------------------------------------
              Transportation                              0.5%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              30.5%
              ------------------------------------------------
              Japan                                      10.0%
              ------------------------------------------------
              France                                      8.7%
              ------------------------------------------------
              United Kingdom                              8.6%
              ------------------------------------------------
              Switzerland                                 5.8%
              ------------------------------------------------
              South Korea                                 4.0%
              ------------------------------------------------
              Mexico                                      3.2%
              ------------------------------------------------
              Italy                                       2.3%
              ------------------------------------------------
              Brazil                                      2.2%
              ------------------------------------------------
              Others                                     24.7%
              ------------------------------------------------

Percentages are based on net assets as of 4/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period (p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
--------------------------------------------------------------------------------
        Actual              1.54%     $1,000.00       $1,166.70         $8.27
  A     -----------------------------------------------------------------------
        Hypothetical (h)    1.54%     $1,000.00       $1,017.16         $7.70
--------------------------------------------------------------------------------
        Actual              2.29%     $1,000.00       $1,162.80        $12.28
  B    -------------------------------------------------------------------------
        Hypothetical (h)    2.29%     $1,000.00       $1,013.44        $11.43
--------------------------------------------------------------------------------
        Actual              2.29%     $1,000.00       $1,162.80        $12.28
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.29%     $1,000.00       $1,013.44        $11.43
--------------------------------------------------------------------------------
        Actual              1.29%     $1,000.00       $1,168.60         $6.94
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.29%     $1,000.00       $1,018.40         $6.46
--------------------------------------------------------------------------------
        Actual              1.79%     $1,000.00       $1,165.40         $9.61
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.79%     $1,000.00       $1,015.92         $8.95
--------------------------------------------------------------------------------
        Actual              2.39%     $1,000.00       $1,161.90        $12.81
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.39%     $1,000.00       $1,012.95        $11.92
--------------------------------------------------------------------------------
        Actual              2.04%     $1,000.00       $1,164.30        $10.95
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    2.04%     $1,000.00       $1,014.68        $10.19
--------------------------------------------------------------------------------
        Actual              1.94%     $1,000.00       $1,164.70        $10.41
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.94%     $1,000.00       $1,015.17         $9.69
--------------------------------------------------------------------------------
        Actual              1.69%     $1,000.00       $1,165.80         $9.08
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.69%     $1,000.00       $1,016.41         $8.45
--------------------------------------------------------------------------------
        Actual              1.39%     $1,000.00       $1,168.10         $7.47
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.39%     $1,000.00       $1,017.90         $6.95
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/06


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.9%
--------------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR            VALUE ($)
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.7%
--------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                              228,700         $  4,848,440
PagesJaunes Groupe S.A. (l)                                           105,190            3,039,491
Viacom, Inc., "B" (n)                                                  26,825            1,068,440
Walt Disney Co.                                                        86,620            2,421,896
WPP Group PLC                                                         375,510            4,631,002
                                                                                      ------------
                                                                                      $ 16,009,269
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.6%
--------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                 14,500         $  2,810,886
--------------------------------------------------------------------------------------------------

Apparel Manufacturers - 2.3%
--------------------------------------------------------------------------------------------------
Burberry Group PLC                                                    239,180         $  2,054,336
LVMH Moet Hennessy Louis Vuitton S.A. (l)                              76,770            8,080,146
                                                                                      ------------
                                                                                      $ 10,134,482
--------------------------------------------------------------------------------------------------
Automotive - 4.3%
--------------------------------------------------------------------------------------------------
Autoliv, Inc. (l)                                                      42,950         $  2,391,166
Bayerische Motoren Werke AG (l)                                        64,680            3,516,813
Continental AG                                                         18,000            2,142,436
Hyundai Motor Co. Ltd.                                                 48,920            4,299,918
Kongsberg Automotive A.S.A.                                           170,450            1,657,160
Toyota Industries Corp.                                               109,800            4,902,949
                                                                                      ------------
                                                                                      $ 18,910,442
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.6%
--------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                          166,100         $  4,599,086
Aiful Corp. (l)                                                        90,450            5,406,408
American Express Co.                                                   85,110            4,579,769
Anglo Irish Bank Corp. PLC                                            133,540            2,201,346
Bank of Cyprus Public Co. Ltd.                                        269,850            2,627,490
Erste Bank der Oesterreichischen Sparkassen AG (l)                     60,370            3,662,415
Nedbank Group Ltd.                                                    248,720            5,190,452
ORIX Corp.                                                             12,040            3,619,461
Standard Chartered PLC                                                164,820            4,371,556
Sumitomo Mitsui Financial Group, Inc. (l)                                 375            4,120,336
UBS AG (l)                                                             48,650            5,760,875
UniCredito Italiano S.p.A. (l)                                        611,180            4,601,980
                                                                                      ------------
                                                                                      $ 50,741,174
--------------------------------------------------------------------------------------------------
Biotechnology - 1.3%
--------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                        54,540         $  3,692,358
Genzyme Corp. (n)                                                      33,160            2,028,066
                                                                                      ------------
                                                                                      $  5,720,424
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.8%
--------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (l)(n)                                 19,870         $  2,012,831
Franklin Resources, Inc.                                               38,610            3,595,363
Goldman Sachs Group, Inc.                                              27,460            4,401,563
Julius Baer Holding Ltd. (l)                                           42,971            4,115,718
Morgan Stanley                                                         65,110            4,186,573
Partners Group Holdings (n)                                             5,470              341,489
Singapore Exchange Ltd.                                               822,000            2,235,674
                                                                                      ------------
                                                                                      $ 20,889,211
--------------------------------------------------------------------------------------------------
Business Services - 2.3%
--------------------------------------------------------------------------------------------------
Amdocs Ltd. (n)                                                        83,040         $  3,089,088
Euronet Worldwide, Inc. (l)(n)                                         55,700            1,990,718
Li & Fung Ltd.                                                      2,046,000            4,855,564
                                                                                      ------------
                                                                                      $  9,935,370
--------------------------------------------------------------------------------------------------
Computer Software - 1.0%
--------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                      293,490         $  4,282,019
--------------------------------------------------------------------------------------------------

Computer Software - Systems - 1.4%
--------------------------------------------------------------------------------------------------
MICROS Systems, Inc. (n)                                               43,880         $  1,834,184
Satyam Computer Services Ltd., ADR                                    122,400            4,403,952
                                                                                      ------------
                                                                                      $  6,238,136
--------------------------------------------------------------------------------------------------
Construction - 1.1%
--------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (l)                                            69,130         $  4,667,657
--------------------------------------------------------------------------------------------------

Consumer Goods & Services - 5.6%
--------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                    68,240         $  2,225,306
Colgate-Palmolive Co.                                                  34,190            2,021,312
eBay, Inc. (n)                                                         69,550            2,393,216
Estee Lauder Cos., Inc., "A"                                           80,870            3,001,894
Kao Corp.                                                             149,000            4,007,735
L'Oreal S.A. (l)                                                       37,510            3,477,248
Monster Worldwide, Inc. (n)                                            41,540            2,384,396
Reckitt Benckiser PLC                                                 137,290            4,999,384
                                                                                      ------------
                                                                                      $ 24,510,491
--------------------------------------------------------------------------------------------------
Electrical Equipment - 2.4%
--------------------------------------------------------------------------------------------------
Keyence Corp.                                                           8,100         $  2,127,438
MSC Industrial Direct Co., Inc., "A"                                   41,510            2,152,709
Nitto Denko Corp. (l)                                                  43,500            3,651,606
Schneider Electric S.A. (l)                                            22,707            2,570,369
                                                                                      ------------
                                                                                      $ 10,502,122
--------------------------------------------------------------------------------------------------
Electronics - 8.7%
--------------------------------------------------------------------------------------------------
Canon, Inc.                                                            57,800         $  4,425,245
Intel Corp.                                                           205,720            4,110,286
KLA-Tencor Corp.                                                       42,280            2,036,205
Kronos, Inc. (l)(n)                                                    37,380            1,706,023
Marvell Technology Group Ltd. (n)                                      39,740            2,268,757
Nippon Electric Glass Co. Ltd. (l)                                     97,000            2,191,271
Royal Philips Electronics N.V. (l)                                    190,030            6,555,122
Samsung Electronics Co. Ltd.                                           13,610            9,293,156
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                  501,520            5,255,930
                                                                                      ------------
                                                                                      $ 37,841,995
--------------------------------------------------------------------------------------------------
Energy - Independent - 4.8%
--------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                               18,710         $  1,961,182
Apache Corp.                                                           26,300            1,868,352
Canadian Natural Resources Ltd.                                        34,830            2,091,293
CNOOC Ltd.                                                          5,458,000            4,399,768
Norsk Hydro A.S.A. (l)                                                 16,500            2,537,269
Reliance Industries Ltd.                                              235,270            5,294,623
Talisman Energy, Inc.                                                  52,550            2,964,624
                                                                                      ------------
                                                                                      $ 21,117,111
--------------------------------------------------------------------------------------------------
Energy - Integrated - 2.5%
--------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                          49,190         $  4,861,448
TOTAL S.A. (l)                                                         22,510            6,223,251
                                                                                      ------------
                                                                                      $ 11,084,699
--------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.9%
--------------------------------------------------------------------------------------------------
Tesco PLC                                                             701,970         $  4,085,585
--------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 3.1%
--------------------------------------------------------------------------------------------------
Fomento Economico Mexicano S.A. de C.V., ADR                           48,960         $  4,547,405
Groupe Danone (l)                                                      30,220            3,769,572
Nestle S.A.                                                            16,992            5,177,400
                                                                                      ------------
                                                                                      $ 13,494,377
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.1%
--------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                         89,700         $  4,940,676
--------------------------------------------------------------------------------------------------

Furniture & Appliances - 0.9%
--------------------------------------------------------------------------------------------------
LG Electronics, Inc.                                                   46,770         $  3,872,912
--------------------------------------------------------------------------------------------------

Gaming & Lodging - 2.0%
--------------------------------------------------------------------------------------------------
International Game Technology                                          59,590         $  2,260,249
Ladbrokes PLC                                                         581,792            4,445,950
William Hill Organization Ltd.                                        165,510            1,913,025
                                                                                      ------------
                                                                                      $  8,619,224
--------------------------------------------------------------------------------------------------
Insurance - 2.1%
--------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                            66,290         $  3,151,425
Assicurazioni Generali S.p.A. (l)                                     105,230            3,943,152
Corporacion Mapfre S.A. (l)                                           106,770            2,256,964
                                                                                      ------------
                                                                                      $  9,351,541
--------------------------------------------------------------------------------------------------
Internet - 0.5%
--------------------------------------------------------------------------------------------------
Yahoo!, Inc. (n)                                                      72,660          $  2,381,795
--------------------------------------------------------------------------------------------------

Leisure & Toys - 0.6%
--------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                              47,820         $  2,716,176
--------------------------------------------------------------------------------------------------

Machinery & Tools - 0.6%
--------------------------------------------------------------------------------------------------
Sandvik AB (l)                                                         38,510         $  2,504,792
--------------------------------------------------------------------------------------------------

Medical Equipment - 4.4%
--------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (n)                                      49,360         $  2,300,176
Cyberonics, Inc. (l)(n)                                                84,170            1,951,903
Cytyc Corp. (n)                                                        68,010            1,758,059
Medtronic, Inc.                                                        88,560            4,438,627
Millipore Corp. (n)                                                    28,680            2,116,010
ResMed, Inc. (l)(n)                                                    51,210            2,209,712
Straumann Holding AG                                                    8,170            2,007,290
Synthes, Inc.                                                          18,540            2,299,952
                                                                                      ------------
                                                                                      $ 19,081,729
--------------------------------------------------------------------------------------------------
Metals & Mining - 1.7%
--------------------------------------------------------------------------------------------------
BHP Billiton Ltd.                                                     332,960         $  7,412,891
--------------------------------------------------------------------------------------------------

Network & Telecom - 1.8%
--------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (n)                                            243,170         $  4,493,782
NICE Systems Ltd., ADR (n)                                             15,900              871,320
QUALCOMM, Inc.                                                         50,900            2,613,206
                                                                                      ------------
                                                                                      $  7,978,308
--------------------------------------------------------------------------------------------------
Oil Services - 0.5%
--------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (n)                                           88,700         $  2,214,839
--------------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 1.1%
--------------------------------------------------------------------------------------------------
EMC Corp. (n)                                                         138,460         $  1,870,594
Network Appliance, Inc. (n)                                            74,010            2,743,551
                                                                                      ------------
                                                                                      $  4,614,145
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.1%
--------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        64,750         $  3,426,570
GlaxoSmithKline PLC                                                   206,000            5,839,042
Johnson & Johnson                                                      87,110            5,105,517
Roche Holding AG                                                       37,250            5,722,229
Sanofi-Aventis (l)                                                     33,020            3,113,075
Teva Pharmaceutical Industries Ltd., ADR                               88,770            3,595,185
                                                                                      ------------
                                                                                      $ 26,801,618
--------------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
--------------------------------------------------------------------------------------------------
Yell Group PLC                                                        364,110         $  3,409,263
--------------------------------------------------------------------------------------------------

Specialty Chemicals - 2.7%
--------------------------------------------------------------------------------------------------
Kaneka Corp.                                                          216,000         $  2,437,868
L'Air Liquide S.A., Bearer Shares (l)                                  22,937            4,961,375
Praxair, Inc.                                                          75,530            4,239,499
                                                                                      ------------
                                                                                      $ 11,638,742
--------------------------------------------------------------------------------------------------
Specialty Stores - 4.9%
--------------------------------------------------------------------------------------------------
Aeropostale, Inc. (n)                                                  65,310         $  2,005,670
Esprit Holdings Ltd.                                                  396,000            3,171,780
Home Depot, Inc.                                                       97,980            3,912,341
Industria de Diseno Textil S.A.                                        62,980            2,561,732
Nishimatsuya Chain Co. Ltd.                                           103,100            2,315,479
PETsMART, Inc.                                                        123,200            3,407,712
Photo-Me International PLC                                            953,290            1,662,757
Williams-Sonoma, Inc.                                                  57,250            2,397,058
                                                                                      ------------
                                                                                      $ 21,434,529
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.1%
--------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                     803,500         $  4,673,892
--------------------------------------------------------------------------------------------------

Telephone Services - 4.1%
--------------------------------------------------------------------------------------------------
FastWeb S.p.A. (n)                                                     33,429         $  1,676,796
Philippine Long Distance Telephone Co.                                116,700            4,614,744
Singapore Telecommunications Ltd.                                   2,506,000            4,343,099
Telenor A.S.A. (l)                                                    313,700            3,634,435
TELUS Corp.                                                            87,190            3,649,796
                                                                                      ------------
                                                                                      $ 17,918,870
--------------------------------------------------------------------------------------------------
Trucking - 0.5%
--------------------------------------------------------------------------------------------------
FedEx Corp.                                                            17,840         $  2,053,919
--------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $370,285,168)                                 $436,595,311
--------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 21.3%
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                    93,009,175         $ 93,009,175
--------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $463,294,343)                                   $529,604,486
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (21.2)%                                               (92,590,755)
--------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                 $437,013,731
--------------------------------------------------------------------------------------------------

(l) All or a portion of this security is on loan.
(n) Non-income producing security.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR     American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 4/30/06

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $89,093,934 of securities
on loan (identified cost, $463,294,343)                            $529,604,486
Cash                                                                     12,695
Foreign currency, at value (identified cost, $4,488,445)              4,490,646
Receivable for investments sold                                       3,271,921
Receivable for fund shares sold                                         184,213
Interest and dividends receivable                                       481,947
Other assets                                                                575
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $538,046,483
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Notes payable                                                        $3,522,000
Payable for investments purchased                                     3,085,130
Payable for fund shares reacquired                                      803,573
Collateral for securities loaned, at value                           93,009,175
Payable to affiliates
  Management fee                                                         32,410
  Shareholder servicing costs                                            84,708
  Distribution and service fees                                          18,342
  Administrative services fee                                               717
  Retirement plan administration and services fees                           40
Payable for independent trustees' compensation                           48,013
Accrued expenses and other liabilities                                  428,644
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $101,032,752
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $437,013,731
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $456,169,676
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign
currencies (net of $180,082 deferred country tax)                    66,144,233
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                       (85,585,266)
Undistributed net investment income                                     285,088
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $437,013,731
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    18,934,753
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $312,415,495
  Shares outstanding                                                 13,321,074
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $23.45
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                         $24.88
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $88,317,029
  Shares outstanding                                                  4,002,484
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $22.07
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $21,820,109
  Shares outstanding                                                    997,956
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $21.86
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $7,922,273
  Shares outstanding                                                    331,394
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $23.91
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $4,316,531
  Shares outstanding                                                    185,658
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $23.25
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $120,713
  Shares outstanding                                                      5,478
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $22.03
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $246,939
  Shares outstanding                                                     11,169
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $22.11
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $612,128
  Shares outstanding                                                     26,479
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $23.12
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,181,022
  Shares outstanding                                                     50,443
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $23.41
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $61,492
  Shares outstanding                                                      2,618
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $23.49
-------------------------------------------------------------------------------------------------------

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/06

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                              $4,023,343
  Interest                                                                  160,820
  Foreign taxes withheld                                                   (165,620)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $4,018,543
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $1,926,090
  Distribution and service fees                                           1,100,772
  Shareholder servicing costs                                               434,299
  Administrative services fee                                                27,519
  Retirement plan administration and services fees                            1,716
  Independent trustees' compensation                                          9,852
  Custodian fee                                                             164,997
  Shareholder communications                                                 51,629
  Auditing fees                                                              28,229
  Legal fees                                                                  7,036
  Miscellaneous                                                             108,797
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $3,860,936
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (17,581)
  Reduction of expenses by investment adviser and distributor              (153,834)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,689,521
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $329,022
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                               $50,382,280
  Foreign currency transactions                                             (58,571)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $50,323,709
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $180,082 deferred country tax)                    $14,896,167
  Translation of assets and liabilities in foreign currencies                24,484
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $14,920,651
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $65,244,360
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $65,573,382
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                   SIX MONTHS ENDED         YEAR ENDED
                                                                            4/30/06           10/31/05
                                                                        (UNAUDITED)
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               $329,022          $(638,512)
Net realized gain (loss) on investments and foreign
currency transactions                                                    50,323,709         63,550,931
Net unrealized gain (loss) on investments and foreign
currency translation                                                     14,920,651         (8,858,320)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                    $65,573,382        $54,054,099
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                      $(39,270,347)      $(86,835,314)
------------------------------------------------------------------------------------------------------
Redemption fees                                                                 $--             $4,341
------------------------------------------------------------------------------------------------------
Total change in net assets                                              $26,303,035       $(32,776,874)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                                  410,710,696        443,487,570
At end of period (including undistributed net investment
income of $285,088 and accumulated net investment loss of
$43,934)                                                               $437,013,731       $410,710,696
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                            SIX MONTHS                               YEARS ENDED 10/31
                                                 ENDED    ----------------------------------------------------------------------
CLASS A                                        4/30/06           2005        2004              2003           2002         2001
                                           (UNAUDITED)

Net asset value, beginning of
period                                          $20.10         $17.76      $15.91            $12.73         $14.60       $27.51
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)               $0.04          $0.01      $(0.01)            $0.04         $(0.01)      $(0.03)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                        3.31           2.33        1.86              3.14          (1.86)       (6.91)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $3.35          $2.34       $1.85             $3.18         $(1.87)      $(6.94)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                     $--            $--         $--               $--            $--       $(5.97)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $23.45         $20.10      $17.76            $15.91         $12.73       $14.60
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       16.67(n)       13.18       11.70(b)(q)       24.90(j)      (12.81)      (30.91)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.64(a)        1.69        1.70              1.69           1.67         1.62
Expenses after expense reductions (f)             1.54(a)        1.59        1.60              1.59           1.57         1.52
Net investment income (loss)                      0.35(a)        0.07       (0.04)             0.30          (0.08)       (0.17)
Portfolio turnover                                  55             92         163                93            130          112
Net assets at end of period
(000 Omitted)                                 $312,415       $290,256    $304,348          $306,333       $269,893     $268,548
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                               YEARS ENDED 10/31
                                                 ENDED    ----------------------------------------------------------------------
CLASS B                                        4/30/06           2005        2004              2003           2002         2001
                                           (UNAUDITED)
Net asset value, beginning of
period                                          $18.98         $16.90      $15.25            $12.29         $14.21       $26.87
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                       $(0.04)        $(0.13)     $(0.13)           $(0.06)        $(0.13)      $(0.16)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                        3.13           2.21        1.78              3.02          (1.79)       (6.74)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $3.09          $2.08       $1.65             $2.96         $(1.92)      $(6.90)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                     $--            $--         $--               $--            $--       $(5.76)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $22.07         $18.98      $16.90            $15.25         $12.29       $14.21
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       16.28(n)       12.31       10.82(b)(q)       24.08(j)      (13.51)      (31.39)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            2.29(a)        2.34        2.35              2.34           2.32         2.27
Expenses after expense reductions (f)             2.29(a)        2.34        2.35              2.34           2.32         2.27
Net investment loss                              (0.42)(a)      (0.70)      (0.81)            (0.47)         (0.89)       (0.92)
Portfolio turnover                                  55             92         163                93            130          112
Net assets at end of period
(000 Omitted)                                  $88,317        $87,769    $108,750          $129,229       $133,525     $268,518
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                               YEARS ENDED 10/31
                                                 ENDED    ----------------------------------------------------------------------
CLASS C                                        4/30/06           2005        2004             2003          2002         2001
                                           (UNAUDITED)
Net asset value, beginning of period            $18.80         $16.74      $15.11           $12.18        $14.08       $26.74
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                       $(0.04)        $(0.13)     $(0.13)          $(0.06)       $(0.13)      $(0.16)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                        3.10           2.19        1.76             2.99         (1.77)       (6.70)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $3.06          $2.06       $1.63            $2.93        $(1.90)      $(6.86)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                $--            $--         $--              $--           $--       $(5.80)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $21.86         $18.80      $16.74           $15.11        $12.18       $14.08
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       16.28(n)       12.31       10.79(b)(q )     24.06(j)     (13.49)      (31.45)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            2.29(a)        2.34        2.35             2.34          2.32         2.27
Expenses after expense reductions (f)             2.29(a)        2.34        2.35             2.34          2.32         2.27
Net investment loss                              (0.41)(a)      (0.69)      (0.81)           (0.47)        (0.91)       (0.92)
Portfolio turnover                                  55             92         163               93           130          112
Net assets at end of period
(000 Omitted)                                  $21,820        $20,924     $21,945          $24,777       $24,035      $44,241
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                               YEARS ENDED 10/31
                                                 ENDED    ----------------------------------------------------------------------
CLASS I                                        4/30/06           2005        2004             2003          2002         2001
                                           (UNAUDITED)
Net asset value, beginning of period            $20.46         $18.04      $16.11           $12.86        $14.71       $27.71
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $0.07          $0.06       $0.04            $0.07         $0.02        $0.01
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                        3.38           2.36        1.89             3.18         (1.87)       (6.97)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $3.45          $2.42       $1.93            $3.25        $(1.85)      $(6.96)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                $--            $--         $--              $--           $--       $(6.04)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $23.91         $20.46      $18.04           $16.11        $12.86       $14.71
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                          16.86(n)       13.41       11.98(b)(q )     25.27(j)     (12.64)      (30.77)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.29(a)        1.34        1.34             1.33          1.32         1.27
Expenses after expense reductions (f)             1.29(a)        1.34        1.34             1.33          1.32         1.27
Net investment income                             0.60(a)        0.31        0.21             0.53          0.16         0.08
Portfolio turnover                                  55             92         163               93           130          112
Net assets at end of period
(000 Omitted)                                   $7,922         $7,233      $7,011           $6,249        $5,207       $6,085
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                 SIX MONTHS               YEARS ENDED 10/31
                                                                      ENDED     --------------------------------------
CLASS R                                                             4/30/06         2005         2004          2003(i)
                                                                (UNAUDITED)
Net asset value, beginning of period                                 $19.95       $17.68       $15.87           $12.63
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                    $0.02       $(0.03)      $(0.02)           $0.03
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                     3.28         2.30         1.83             3.21
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $3.30        $2.27        $1.81            $3.24
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $23.25       $19.95       $17.68           $15.87
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                               16.54(n)     12.84        11.41(b)(q)      25.65(j)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                 1.79(a)      1.85         1.83             1.78(a)
Expenses after expense reductions (f)                                  1.79(a)      1.85         1.83             1.78(a)
Net investment income (loss)                                           0.14(a)     (0.16)       (0.10)            0.21(a)
Portfolio turnover                                                       55           92          163               93
Net assets at end of period (000 Omitted)                            $4,317       $3,641       $1,194             $385
----------------------------------------------------------------------------------------------------------------------------

                                                                                           SIX MONTHS       YEAR ENDED
CLASS R1                                                                                ENDED 4/30/06      10/31/05(i)
                                                                                          (UNAUDITED)

Net asset value, beginning of period                                                           $18.96           $18.12
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                                      $(0.05)          $(0.08)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           3.12             0.92(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $3.07            $0.84
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $22.03           $18.96
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                         16.19(n)          4.64(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                           2.49(a)          2.54(a)
Expenses after expense reductions (f)                                                            2.39(a)          2.52(a)
Net investment loss                                                                             (0.46)(a)        (0.77)(a)
Portfolio turnover                                                                                 55               92
Net assets at end of period (000 Omitted)                                                        $121             $104
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                           SIX MONTHS       YEAR ENDED
CLASS R2                                                                                ENDED 4/30/06      10/31/05(i)
                                                                                          (UNAUDITED)
Net asset value, beginning of period                                                           $18.99           $18.12
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                                      $(0.01)          $(0.08)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           3.13             0.95(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $3.12            $0.87
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $22.11           $18.99
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                         16.43(n)          4.80(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                           2.19(a)          2.24(a)
Expenses after expense reductions (f)                                                            2.04(a)          2.20(a)
Net investment loss                                                                             (0.14)(a)        (0.71)(a)
Portfolio turnover                                                                                 55               92
Net assets at end of period (000 Omitted)                                                        $247             $213
----------------------------------------------------------------------------------------------------------------------------

                                                                                                   YEARS ENDED 10/31
                                                                              SIX MONTHS     ------------------------------
CLASS R3                                                                   ENDED 4/30/06         2005             2004
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $19.85       $17.63           $15.87
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                 $0.01       $(0.06)          $(0.07)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                  3.26         2.28             1.83
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $3.27        $2.22            $1.76
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $23.12       $19.85           $17.63
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            16.47(n)     12.59            11.09(b)(q)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                              2.04(a)      2.10             2.08
Expenses after expense reductions (f)                                               1.94(a)      2.09             2.08
Net investment income (loss)                                                        0.05(a)     (0.29)           (0.45)
Portfolio turnover                                                                    55           92              163
Net assets at end of period (000 Omitted)                                           $612         $466             $239
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                           SIX MONTHS       YEAR ENDED
CLASS R4                                                                                ENDED 4/30/06      10/31/05(i)
                                                                                          (UNAUDITED)
Net asset value, beginning of period                                                           $20.08           $19.10
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                     $0.12            $0.02
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           3.21             0.96(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $3.33            $0.98
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $23.41           $20.08
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                         16.58(n)          5.13(n)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                           1.69(a)          1.75(a)
Expenses after expense reductions (f)                                                            1.69(a)          1.75(a)
Net investment income                                                                            1.24(a)          0.20(a)
Portfolio turnover                                                                                 55               92
Net assets at end of period (000 Omitted)                                                      $1,181              $53
----------------------------------------------------------------------------------------------------------------------------

                                                                                           SIX MONTHS       YEAR ENDED
CLASS R5                                                                                ENDED 4/30/06      10/31/05(i)
                                                                                          (UNAUDITED)
Net asset value, beginning of period                                                           $20.11           $19.10
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                     $0.06            $0.06
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           3.32             0.95(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $3.38            $1.01
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $23.49           $20.11
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                         16.81(n)          5.29(n)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                           1.39(a)          1.45(a)
Expenses after expense reductions (f)                                                            1.39(a)          1.45(a)
Net investment income                                                                            0.53(a)          0.50(a)
Portfolio turnover                                                                                 55               92
Net assets at end of period (000 Omitted)                                                         $61              $53
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 for Class A, Class B, Class C, Class I and Class R would have been would have been 0.47%, 0.56%, 0.58%, 0.54%, and 0.55% lower, respectively.
(n) Not annualized.
(q) The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 for Class A, Class B, Class C, Class I, Class R and Class R3 would have been 0.05%, 0.05%, 0.06%, 0.05%, 0.06%, and 0.05% lower, respectively.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Global Growth Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended April 30, 2006 the fund's custodian fees were reduced by $13,947 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended April 30, 2006 the fund's custodian expenses were reduced by $3,634 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and foreign currency transactions.

The fund declared no distributions for the years ended October 31, 2005 and October 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                                $463,998,123
          ---------------------------------------------------------------
          Gross appreciation                                  $72,538,678
          Gross depreciation                                   (6,932,315)
          ---------------------------------------------------------------
          Net unrealized appreciation (depreciation)          $65,606,363

          AS OF OCTOBER 31, 2005

          Capital loss carryforwards                         (135,205,196)
          Other temporary differences                             (54,246)
          Net unrealized appreciation (depreciation)           50,530,115

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

          October 31, 200                                    $(26,094,462)
          October 31, 2010                                    (95,953,969)
          October 31, 2011                                    (13,156,765)
          ---------------------------------------------------------------
                                                            $(135,205,196)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average daily net assets               0.90%
          Next $1 billion of average daily net assets                0.75%
          Average daily net assets in excess of $2 billion           0.65%

The management fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $8,258 for the six months ended April 30, 2006 as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                               TOTAL      ANNUAL   DISTRIBUTION
            DISTRIBUTION      SERVICE   DISTRIBUTION   EFFECTIVE    AND SERVICE
                FEE RATE     FEE RATE        PLAN(1)     RATE(2)            FEE

Class A            0.10%        0.25%          0.35%       0.25%       $531,541
Class B            0.75%        0.25%          1.00%       1.00%        448,576
Class C            0.75%        0.25%          1.00%       1.00%        107,828
Class R            0.25%        0.25%          0.50%       0.50%          9,995
Class R1           0.50%        0.25%          0.75%       0.75%            416
Class R2           0.25%        0.25%          0.50%       0.50%            589
Class R3           0.25%        0.25%          0.50%       0.50%          1,297
Class R4              --        0.25%          0.25%       0.25%            530
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                  $1,100,772
                                                                     ----------

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2006 based on each class' average daily net assets. 0.10% of the Class A distribution fee is currently being waived under a contractual waiver arrangement. For the six months ended April 30, 2006 this waiver amounted to $151,869 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2006 were as follows:

                                                     AMOUNT

              Class A                                $5,344
              Class B                               $49,380
              Class C                                  $998

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2006 the fee was $204,485, which equated to 0.0956% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2006 these costs amounted to $123,464.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.0129% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                         ANNUAL
                                                      EFFECTIVE           TOTAL
                                       FEE RATE         RATE(1)          AMOUNT

Class R1                                  0.45%           0.35%            $249
Class R2                                  0.40%           0.25%             471
Class R3                                  0.25%           0.15%             649
Class R4                                  0.15%           0.15%             318
Class R5                                  0.10%           0.10%              29
-------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                   $1,716
                                                                         ------

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended April 30, 2006 this waiver amounted to $492 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $1,509. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $2,702. Both amounts are included in Independent trustees' compensation for the six months ended April 30, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $20,042 and $26,600, respectively, at April 30, 2006 and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2006 the fee paid to Tarantino LLC was $1,798. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,473, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $235,851,459 and $280,475,175, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:


                                   SIX MONTHS ENDED                     YEAR ENDED
                                    APRIL 30, 2006                 OCTOBER 31, 2005 (i)
                              SHARES         AMOUNT             SHARES         AMOUNT
Shares sold
  Class A                     1,035,600      $22,876,842        2,363,476      $45,304,341
  Class B                       302,524        6,316,653          610,157       11,088,823
  Class C                        50,378        1,048,366          142,008        2,535,644
  Class I                        21,676          490,569           38,353          752,968
  Class R                        26,708          586,393          156,585        2,986,933
  Class R1                          240            5,043            6,108          112,095
  Class R2                        1,257           25,987           11,233          211,284
  Class R3                        4,999          111,448           45,856          891,112
  Class R4                       51,157        1,147,319            2,618           50,000
  Class R5                           --               --            2,618           50,000
------------------------------------------------------------------------------------------
                              1,494,539      $32,608,620        3,379,012      $63,983,200

Shares reacquired
  Class A                    (2,158,173)    $(47,517,931)      (5,055,375)    $(97,458,855)
  Class B                      (924,928)     (19,295,382)      (2,420,779)     (44,235,419)
  Class C                      (165,120)      (3,400,433)        (340,162)      (6,147,379)
  Class I                       (43,843)        (996,478)         (73,476)      (1,468,991)
  Class R                       (23,576)        (515,906)         (41,589)        (800,438)
  Class R1                         (223)          (4,524)            (647)         (11,688)
  Class R2                       (1,321)         (27,931)              --               --
  Class R3                       (1,981)         (44,374)         (35,958)        (695,744)
  Class R4                       (3,332)         (76,008)              --               --
-------------------------------------------------------------------------------------------
                             (3,322,497)    $(71,878,967)      (7,967,986)   $(150,818,514)

Net change
  Class A                    (1,122,573)    $(24,641,089)      (2,691,899)    $(52,154,514)
  Class B                      (622,404)     (12,978,729)      (1,810,622)     (33,146,596)
  Class C                      (114,742)      (2,352,067)        (198,154)      (3,611,735)
  Class I                       (22,167)        (505,909)         (35,123)        (716,023)
  Class R                         3,132           70,487          114,996        2,186,495
  Class R1                           17              519            5,461          100,407
  Class R2                          (64)          (1,944)          11,233          211,284
  Class R3                        3,018           67,074            9,898          195,368
  Class R4                       47,825        1,071,311            2,618           50,000
  Class R5                           --               --            2,618           50,000
-------------------------------------------------------------------------------------------
                             (1,827,958)    $(39,270,347)      (4,588,974)    $(86,835,314)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2006 was $1,474, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended April 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share prices, account          1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              WGF-SEM-6/06 32M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 23, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 23, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2006
      -------------

* Print name and title of each signing officer under his or her signature.